Private Placement	12 Months Ended
Dec. 31, 2023
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

The Sponsor purchased an aggregate of 2,865,500 warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $2,865,500, in a private placement that occurred simultaneously with the closing of the Initial Public Offering. The Sponsor was committed to purchase up to an additional 240,075 warrants to the extent the underwriters’ over-allotment option was exercised, which option expired unexercised on October 1, 2023 (see Note 3). Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.